[H&M Final]



[Translation]






                      Semi-annual Report

                       (the Fourth Term)
                    From:  November 1, 1997
                      To:  April 30, 1998




        AMENDMENT TO SECURITIES REGISTRATION STATEMENT











            PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST













                      Semi-annual Report

                       (the Fourth Term)
                    From:  November 1, 1997
                      To:  April 30, 1998















            PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST


                      Semi-annual Report

                       (the Fourth Term)
                    From:  November 1 1997
                      To:  April 30, 1998

To:  Minister of Finance

Filing Date:   July 31, 1998

Name of the Registrant Trust:           PUTNAM GLOBAL
                              GOVERNMENTAL INCOME TRUST

Name and Official Title of Trustees:         George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

                              (Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377

                            - ii -



        Places where a copy of this Semi-annual Report is available for Public Inspection


                        Not applicable.


 (Total number of pages of this Semi-annual Report in Japanese is
              31 including front and back pages.)




                       C O N T E N T S


                                                  This
                                                EnglishJapane
se
                                              translationOr
iginal

 I.       STATUS OF INVESTMENT FUND

   (1) Diversification of Investment Portfolio     1      1

   (2) Results of Past Operations                  2      2

       (a)     Record of Changes in Net Assets     2      2

       (b)     Record of Distributions Paid        3      2

   (3) Record of Sales and Repurchases             3      3

II.     OUTLINE OF THE FUND

   1.  Fund                                        5      4

   (1) Amount of Capital Stock                     5      4

   (2) Information Concerning Major Shareholders   5      4

   (3) Information Concerning Directors, Officers and
Employees                                         54

   (4) Description of Business and Outline of Operations   7
6

   (5) Miscellaneous                               7      6

   2.  Putnam Investment Management, Inc.
       (Investment Management Company)             7      6

   (1) Amount of Capital Stock                     7      6

   (2) Information Concerning Major Shareholders   8      7

   (3) Information Concerning Officers and Employees       8
7

   (4) Summary of Business Lines and Business Operation    19
17

   (5) Miscellaneous                              32     38

III.      OUTLINE OF THE FINANCIAL STATUS OF THE FUND      32
39

IV.       OUTLINE OF THE FINANCIAL STATUS OF THE
   INVESTMENT MANAGEMENT COMPANY                  32     57


I. STATUS OF INVESTMENT FUND

(A)  Diversification of Investment Portfolio










     Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.
     Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is Yen141.00 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on the end of June, 1998. The same applies hereinafter.
     Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.
     Note 4: As of the end of June 1998, 61.43%, 17.92% and 20.65% of the total Net Assets of the Fund was invested in securities rated AAA (or its equivalent), AA (or its equivalent) and other securities, respectively.
 (B) Results of Past Operations
 (1) Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of each month within one year prior to the end of June 1998 is as follows:

141









Total Net Asset Value



Net Asset Value per Share




Dollar (thousands)

Yen     (millions)

Dollar

Yen

1997 End of July
2,502

353

13.74

1,937

                     August
2,486

351

13.72

1,935

                     September
2,485

350

13.91

1,961

                     October
2,506

353

13.89

1,958

                     November
2,449

345

13.61

1,919

                     December
195,516

27,568

13.30

1,875

1998 End of January
239,820

33,815

13.29

1,874

                     February
263,568

37,163

13.26

1,870

                     March
283,532

39,978

12.99

1,832

                     April
299,936

42,291

13.12

1,850

                     May
295,662

41,688

12.89

1,817

                    June
284,423

40,104

12.68

1,788





(2)   Record of Distributions Paid


141




Period
Amount of Dividend paid per Share

Return of Capital

3rd Fiscal Year
(11/1/96-10/31/97)
$0.98
(Yen 138.18)
$0.00
(Yen0.00)


Records of distribution paid and Net Asset Value per share from April 1995 to June 1998 are as follows:


132.1




Ex-dividend Date
Dividend (dollar)

Net Asset Value Per Share (dollar)

April 20, 1995
0.072

12.94

July 20, 1995
0.222

13.36

October 20, 1995
0.221

13.48

December 20, 1995
0.092

13.84

March 20, 1996
0.221

13.81

June 20, 1996
0.219

13.65

September 20, 1996
0.218

14.00

December 20, 1996
0.332

14.18

March 20, 1997
0.217

13.79

June 20, 1997
0.217

13.80

September 22, 1997
0.216

13.80

December 19, 1997
0.232

13.39

Janury 20, 1998
0.073

13.30

February 27, 1998
0.073

13.18

March 20, 1998
0.071

13.10

April 20,1998
0.069

12.77

May 20, 1998
0.068

12.98

June 22, 1998
0.068

13.14





 (C) Record of Sales and Repurchases (Class M shares)
     Records of sales and repurchases during one year period up to and including the end of June, 1998 and number of outstanding shares of the Fund as of the end of June, 1998 are as follows:

            Number of    Number of       Net       Number of
           Shares Sold    Shares       Increase   Outstanding
                        Repurchased   (Decrease)    Shares
                                      in Shares
                                     Outstanding
Worldwide  24,435,375    2,178,208    22,248,167  22,433,761
(In Japan)     (0)          (0)          (0)          (0)

Note:     The number of Shares sold, repurchased and
outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. Shares have been sold in Japan starting December, 1997.



     II. OUTLINE OF THE FUND

1.   Fund
 (1) Amount of Capital Stock
          Not applicable.
 (2) Information Concerning Major Shareholders
          Not applicable.
(3)  Information Concerning Directors, Officers and Employees
     (1) Trustees and Officers of the Fund
     (as of the end June, 1998)
                                                      Shares
Name           Office and    Resume                   Owned
               Title
George Putnam  Chairman and  present: Chairman and    4,628.52
               President           Director of the    5
                                   Putnam Management
                                   and Putnam Mutual
                                   Funds Corp.
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
William F.     Vice          present: Professor       8,423.87
Pounds         Chairman            Emeritus of        1
                                   Management,
                                   Alfred P. Sloan
                                   School of
                                   Management,
                                   Massachusetts
                                   Institute of
                                   Technology
Jameson Adkins Trustee       present: President,      254.109
Baxter                             Baxter
                                   Associates, Inc.
Hans H. Estin  Trustee       present: Vice Chairman,  181.354
                                   North American
                                   Management Corp.
John A. Hill   Trustee       present: Chairman and    96.441
                                   Managing
                                   Director, First
                                   Reserve
                                   Corporation
Ronald J.      Trustee       present: Former          125.721
Jackson                            Chairman,
                                   President and
                                   Chief Executive
                                   Officer of Fisher-
                                   Price, Inc.,
                                   Trustee of Salem
                                   Hospital and the
                                   Peabody Essex
                                   Museum
Paul. L.       Trustee       present: Professor of    115.274
Joskow                             Economics and
                                   Management and
                                   Former Chairman
                                   of the Department
                                   of Economics at
                                   the Massachusetts
                                   Institute of
                                   Technology,
                                   Director, New
                                   England Electric
                                   System, State
                                   Farm Indemnity
                                   Corporation and
                                   Whitehead
                                   Institute for
                                   Biological
                                   Research
Elizabeth T.   Trustee       present: President       449.786
Kennan                             Emeritus and
                                   Professor, Mount
                                   Holyoke College
Lawrence J.    Trustee and   present: President,      134.860
Lasser         Vice                Chief Executive
               President           Officer and
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management,
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
John H.        Trustee       present: Chairman and    228.132
Mullin, III                        Chief Executive
                                   Officer of
                                   Ridgeway Farm,
                                   Director of ACX
                                   Technologies,
                                   Inc., Alex. Brown
                                   Realty, Inc., and
                                   The Liberty
                                   Corporation
Robert E.      Trustee       present: President and   3,060.00
Patterson                          Trustee of Cabot   0
                                   Industrial Trust
                                   and Trustee of
                                   SEA Education
                                   Association
Donald S.      Trustee       present: Director of     1,619.10
Perkins                            various            8
                                   corporations,
                                   including Cummins
                                   Engine Company,
                                   Lucent
                                   Technologies,
                                   Inc., Nanophase
                                   Technologies,
                                   Inc., Springs
                                   Industries, Inc.
                                   and Time Warner
                                   Inc.
George Putnam, Trustee       present: President, New  2,414.85
III                                Generation         2
                                   Research, Inc.
A.J.C. Smith   Trustee       present: Chairman and    225.466
                                   Chief Executive
                                   Officer, Marsh &
                                   McLennan
                                   Companies, Inc.
W. Thomas      Trustee       present: President and   105.093
Stephens                           Chief Executive
                                   Officer of
                                   MacMillan Bloedel
                                   Ltd., Director of
                                   Qwest
                                   Communications
                                   and New Century
                                   Energies
W. Nicholas    Trustee       present: Director of     145.041
Thorndike                          various
                                   corporations and
                                   charitable
                                   organizations,
                                   including Data
                                   General
                                   Corporation,
                                   Bradley Real
                                   Estate, Inc. and
                                   Providence
                                   Journal Co.
                                   Trustee of Cabot
                                   Industrial Trust,
                                   Massachusetts
                                   General Hospital
                                   and Eastern
                                   Utilities
                                   Associations
Charles E.     Executive     present: Managing        0
Porter         Vice                Director of
               President           Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
Patricia C.    Senior Vice   present: Senior Vice     0
Flaherty       President           President of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
Gail S.        Vice          present: Senior Vice     0
Attridge       President           President of the
                                   Investment
                                   Management
                                   Company
William N.     Vice          present: Director and    0
Shiebler       President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   President and
                                   Director of
                                   Putnam Mutual
                                   Funds
Ian C.         Vice          present:  Senior         0
Ferguson       President           Managing Director
                                   of Investment
                                   Management
                                   Company
Gordon H.      Vice          present: Director and    0
Silver         President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
John D. Hughes Senior Vice   present  Senior Vice     0
               President           President of the
               and                 Investment
               Treasurer           Management
                                   Company
John R. Verani Vice          present  Senior Vice     0
               President           President of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
William J.     Vice          present  Managing        1,659.95
Curtin         President           Director of        4
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
D. William     Managing      present  Managing        0
Kohli          Director            Director of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
     (2) Employees of the Fund
          The Fund does not have any employees.
(4)  Description of Business and Outline of Operation
          The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services, and Putnam Fiduciary Trust Company to hold the assets of the Fund in custody and act as Investor Servicing Agent.
 (5) Miscellaneous
          There has been, or is, no litigation which had or is expected to have a material effect on the Fund during the six months before the filing of this report.

2.   Putnam Investment Management, Inc. (Investment Management
     Company)
 (1) Amount of Capital Stock  (as of the end of June, 1998)

     1. Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

                                    Amount of Capital
            Year                (Total Stockholders' Equity)

     End of 1993                    $49,847,760

     End of 1994                    $48,149,491

     End of 1995                    $45,521,351

     End of 1996                    $45,817,658

     End of 1997                    $48,617,160

 (2) Information Concerning Major Stockholders
     As of the end of June, 1998, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc.

(3)  Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:


                                 (as of the end of June, 1998)

                 Position
                 with Putnam
     Name        Investment    Other Business Affiliation
                 Management,
                 Inc.
     Putnam,     Chairman      Director of Putnam Mutual
     George                    Funds Corp.
     Lasser,     President
     Lawrence J. and Director
     Silver,     Director and  Director of Putnam Fiduciary
     Gordon      Senior        Trust Company, Senior
                 Managing      Administrative Officer and
                 Director      Senior Managing Director of
                               Putnam Mutual Funds Corp.
     Burke,      Senior        Senior Managing Director of
     Robert W.   Managing      Putnam Mutual Funds Corp.
                 Director
     Collman,    Senior        Senior Managing Director of
     Kathleen M. Managing      Putnam Mutual Funds Corp.
                 Director
     Ferguson,   Senior
     Ian C.      Managing
                 Director
     Regan,      Senior
     Anthony W.  Managing
                 Director
     Spiegel,    Director and  Senior Managing Director of
     Steven      Senior        Putnam Mutual Funds Corp.
                 Managing
                 Director
     Anderson,   Managing
     Blake E.    Director
     Antill,     Managing
     Jennifer    Director
     Beck,       Managing
     Robert R.   Director
     Bogan,      Managing
     Thomas R.   Director
     Browchuk,   Managing
     Brett       Director
     Cassaro,    Managing
     Jeseph A.   Director
     Cotner, C.  Managing
     Beth        Director
     Cronin,     Managing      Managing Director of Putnam
     Kevin M.    Director      Fiduciary Trust Company
     Curtin,     Managing
     William J.  Director

     D'Alelio,   Managing
     Edward H.   Director
     Daly,       Managing      Managing Director of Putnam
     Kenneth L.  Director      Mutual Funds Corp.
     DeTore,     Managing      Managing Director of Putnam
     John A.     Director      Fiduciary Trust Company
     Durgarian,  Managing
     Karnig H.   Director
     Esteves,    Managing      Treasurer and CFO of Putnam
     Irene M.    Director      Fiduciary Trust Company
     Gillis,     Managing
     Roland      Director
     Haslett,    Managing
     Thomas R.   Director
     Hurley,     Managing      Managing Director and CFO of
     William J.  Director      Putnam Mutual Funds Corp.
     Jacobs,     Managing
     Jerome J.   Director
     Joseph,     Managing
     Joseph P.   Director
     Kamshad,    Managing
     Omid        Director
     King, David Managing
     L.          Director
     Kohli, D.   Managing
     William     Director
     Kreisel,    Managing
     Anthony I.  Director
     Kuenstner,  Managing
     Deborah F.  Director
     Landes,     Managing
     William J.  Director
     Leichter,   Managing
     Jennifer    Director
     Maloney,    Managing
     Kevin J.    Director
     Martino,    Managing      Managing Director of Putnam
     Michael     Director      Fiduciary Trust Company
     Maxwell,    Managing
     Scott M.    Director
     McGue,      Managing
     William F.  Director
     McMullan,   Managing
     Carol C.    Director
     Miller,     Managing
     Daniel L.   Director
     Morgan Jr., Managing      Managing Director of Putnam
     John J.     Director      Fiduciary Trust Company

     O'Donnell   Managing
     Jr., C.     Director
     Patrick
     Peacher,    Managing
     Stephen C.  Director
     Porter,     Managing
     Charles E.  Director
     Reilly,     Managing
     Thomas V.   Director
     Schultz,    Managing      Managing Director of Putnam
     Mitchell D. Director      Mutual Funds Corp.
     Scott,      Managing      Managing Director of Putnam
     Justin M.   Director      Fiduciary Trust Company
     Shadek Jr., Managing
     Edward T.   Director
     Starr,      Managing      Managing Director of Putnam
     Loren       Director      Mutual Funds Corp.
     Swift,      Managing
     Robert      Director
     Talanian,   Managing      Managing Director of Putnam
     John C.     Director      Mutual Funds Corp.
     Tibbetts,   Managing      Managing Director of Putnam
     Richard B.  Director      Mutual Funds Corp.
     Waldman,    Managing
     David L.    Director and
                 Chief
                 Financial
                 Officer
     Wetlaufer,  Managing      Managing Director of Putnam
     Eric        Director      Mutual Funds Corp.
     Woolverton, Managing      Managing Director of Putnam
     William H.  Director      Mutual Funds Corp.
     Zieff,      Managing
     William E.  Director
     Arends,     Senior Vice   Senior Vice President of
     Michael K.  President     Putnam Mutual Funds Corp.
     Asher,      Senior Vice   Senior Vice President of
     Steven E.   President     Putnam Mutual Funds Corp.
                               and Senior Vice President of
                               Putnam Fiduciary Trust
                               Company
     Atkin,      Senior Vice
     Michael J.  President
     Attridge,   Senior Vice   Senior Vice President of
     Gail S.     President     Putnam Fiduciary Trust
                               Company
     Agustine,   Senior Vice
     Jeffrey B.  President
     Bakshi,     Senior Vice
     Manjit S.   President
     Bamford,    Senior Vice
     Dolores     President
     Snyder
     Baumbach,   Senior Vice
     Robert K.   President
     Berka,      Senior Vice   Senior Vice President of
     Sharon A.   President     Putnam Mutual Funds Corp.
     Blaisdell,  Senior Vice
     Geoffrey C. President
     Boselli,    Senior Vice
     John A.     President
     Bousa,      Senior Vice
     Edward P.   President
     Bresnahan,  Senior Vice   Senior Vice President of
     Leslee R.   President     Putnam Mutual Funds Corp.
     Burke,      Senior Vice
     Andrea      President
     Burns,      Senior Vice
     Cheryl A.   President
     Byrnne,     Senior Vice
     Joshua L.   President
     Callahan,   Senior Vice
     Ellen S.    President
     Carlson,    Senior Vice
     David G.    President
     Chapman,    Senior Vice
     Susan       President
     Chrostowski Senior Vice   Senior Vice President of
     , Louis F.  President     Putnam Mutual Funds Corp.
     Curran,     Senior Vice   Senior Vice President of
     Peter J.    President     Putnam Mutual Funds Corp.
     Dalferro,   Senior Vice
     John R.     President
     Danoff, Ami Senior Vice
     K.          President
     Derbyshire, Senior Vice   Senior Vice President of
     Ralph C.    President     Putnam Fiduciary Trust
                               Company
     England,    Senior Vice
     Richard B.  President
     Farrell,    Senior Vice   Senior Vice President of
     Deborah S.  President     Putnam Mutual Funds Corp.
     Finch, Ted  Senior Vice
                 President
     Fitzgerald, Senior Vice
     Michael T.  President
     Flaherry,   Senior Vice   Senior Vice President of
     Patricia C. President     Putnam Mutual Funds Corp.
     Fontana,    Senior Vice
     Forrest N.  President
     Francis,    Senior Vice
     Jonathan H. President
     Frucci,     Senior Vice   Senior Vice President of
     Richard M.  President     Putnam Fiduciary Trust
                               Company
     Fullerton,  Senior Vice   Senior Vice President of
     Brian J.    President     Putnam Mutual Funds Corp.
     Grant,      Senior Vice   Senior Vice President of
     Peter J.    President     Putnam Fiduciary Trust
                               Company
     Graviere,   Senior Vice
     Patrice     President
     Grim,       Senior Vice
     Daniel J.   President
     Haagensen,  Senior Vice
     Paul E.     President
     Hadden,     Senior Vice
     Peter J.    President
     Halperin,   Senior Vice
     Matthew C.  President
     Healey,     Senior Vice
     Deborah R.  President
     Holding,    Senior Vice
     Pamela      President
     Hotchkiss,  Senior Vice
     Michael F.  President
     Kay, Karen  Senior Vice   Clerk, Director and Senior
     R.          President     Vice President of Putnam
                               Fiduciary Trust Company and
                               Senior Vice President of
                               Putnam Mutual Funds Corp.
     Kirson,     Senior Vice
     Steven L.   President
     Knight,     Senior Vice
     Jeffrey L.  President
     Kobylarz,   Senior Vice
     Jeffrey J.  President
     Koontz,     Senior Vice   Senior Vice President of
     Jill A.     President     Putnam Mutual Funds Corp.
     Korn, Karen Senior Vice
     R.          President
     Lannum III, Senior Vice
     Coleman N.  President
     Lindsey,    Senior Vice
     Jeffrey R.  President
     Lomba,      Senior Vice
     Rufino R.   President
     Lukens,     Senior Vice
     James W.    President
     MacElwee,   Senior Vice
     Elizabeth   President
     M.
     Madore,     Senior Vice   Senior Vice President of
     Robert A.   President     Putnam Fiduciary Trust
                               Company
     Malloy,     Senior Vice
     Julie M.    President
     Marrkand,   Senior Vice
     Paul E.     President
     Matteis,    Senior Vice
     Andrew S.   President
     McAuley,    Senior Vice
     Alexander   President
     J.
     McDonald,   Senior Vice
     Richard E.  President
     Meehan,     Senior Vice
     Thalia      President
     Mehta,      Senior Vice
     Sandeep     President
     Mikami,     Senior Vice
     Darryl K.   President
     Miller,     Senior Vice
     William H.  President
     Minn, Seung Senior Vice
     H.          President
     Mockard,    Senior Vice
     Jeanne L.   President
     Morgan,     Senior Vice
     Kelly A.    President
     Mufson,     Senior Vice
     Michael J.  President
     Mullen,     Senior Vice    Senior Vice President of
     Donald E.   President      Putnam Mutual Funds Corp.

     Mullin,     Senior Vice
     Hugh H.     President
     Netols,     Senior Vice    Senior Vice President of
     Jeffrey W.  President      Putnam Fiduciary Trust
                                Company
     Oler,       Senior Vice
     Stephen S.  President
     Paine,      Senior Vice
     Robert M.   President
     Parker,     Senior Vice
     Margery C.  President
     Perry,      Senior Vice
     William     President
     Peters,     Senior Vice
     Carmel      President
     Plapinger,  Senior Vice    Senior Vice President of
     Keith       President      Putnam Mutual Funds Corp.
     Pohl,       Senior Vice
     Charles G.  President
     Polland,    Senior Vice
     Mark D.     President
     Prusko,     Senior Vice    Senior Vice President of
     James M.    President      Putnam Fiduciary Trust
                                Company
     Quinton,    Senior Vice
     Keith P.    President
     Quistberg,  Senior Vice
     Paul T.     President
     Ray,        Senior Vice
     Christophe  President
     r A.
     Reeves,     Senior Vice
     William H.  President
     Rosalanko,  Senior Vice
     Thomas J.   President
     Ruys de     Senior Vice    Senior Vice President of
     Perez,      President      Putnam Fiduciary Trust
     Charles A.                 Company and Senior Vice
                                President of Putnam Mutual
                                Funds Corp.
     Santos,     Senior Vice    Senior Vice President of
     David J.    President      Putnam Fiduciary Trust
                                Company
     Santosus,   Senior Vice
     Anthony C.  President
     Schwister,  Senior Vice    Senior Vice President of
     Jay E.      President      Putnam Fiduciary Trust
                                Company
     Scordato,   Senior Vice    Senior Vice President of
     Christine   President      Putnam Mutual Funds Corp.
     A.
     Silk,       Senior Vice
     David M.    President
     Simon,      Senior Vice
     Sheldon N.  President
     Simozar,    Senior Vice
     Saied       President
     Smith Jr.,  Senior Vice
     Leo J.      President
     Smith,      Senior Vice
     Margaret    President
     D.
     Spatz,      Senior Vice
     Erin J.     President
     Stack,      Senior Vice    Senior Vice President of
     Michael P.  President      Putnam Mutual Funds Corp.
     Stairs,     Senior Vice
     George W.   President
     Storkerson  Senior Vice    Senior Vice President of
     , John K.   President      Putnam Fiduciary Trust
                                Company
     Strumpf,    Senior Vice
     Casey       President
     Sullivan,   Senior Vice
     Roger R.    President
     Svensson,   Senior Vice
     Lisa H.     President
     Swanberg,   Senior Vice
     Charles H.  President
     Thomas,     Senior Vice
     David K.    President
     Thomsen,    Senior Vice    Senior Vice President of
     Rosemary    President      Putnam Fiduciary Trust
     H.                         Company
     Till,       Senior Vice
     Hilary F.   President
     Troped,     Senior Vice    Senior Vice President of
     Bonnie L.   President      Putnam Mutual Funds Corop.
     Tumer,      Senior Vice
     Virginia    President
     M.
     Verani,     Senior Vice    Senior Vice President of
     John R.     President      Putnam Fiduciary Trust
                                Company and Senior Vice
                                President of Putnam Mutal
                                Funds Corp.
     Walsh,      Senior Vice
     Francis P.  President
     Warren,     Senior Vice
     Paul C.     President
     Weinstein,  Senior Vice
     Michael R.  President
     Weiss,      Senior Vice
     Manuel      President
     Whalen,     Senior Vice    Senior Vice President of
     Edward F.   President      Putnam Mutual Funds Corp.
     Wheeler,    Senior Vice
     Diane D.F.  President
     Wyke,       Senior Vice
     Richard P.  President
     Yogg,       Senior Vice
     Michael R.  President
     Zukowski,   Senior Vice
     Gerald S.   President

         (4) Summary of Business Lines and Business Operation Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of
            June, 1998, Investment Management Company managed, advised, and/or administered the following 107 funds and fund portfolios (having an aggregate net asset value of
                               approximately $277.92 billion):

                                                        (As of
                                                          the
                                                       end of
                                                         June
                                                        1998)
           Name             Month/Da Principal  Total   Net
                             te/Year Character   Net   Asset
                            Establis  istics    Asset  Value
                               hed              Value   per
                                                 ($    share
                                               million  ($)
                                                  )

The George Putnam Fund of    11/5/37 Open/Equi 3,375.3  19.11
Boston; A                            ty
The George Putnam Fund of    4/24/92 Open/Equi 1,309.7  18.97
Boston; B                            ty
The George Putnam Fund of    12/1/94 Open/Equi   279.0  18.97
Boston; M                            ty
The George Putnam Fund of    1/1/94  Open/Equi   482.2  19.14
Boston; Y                            ty
Putnam Arizona Tax Exempt    1/30/91 Open/Bond   119.1   9.29
Income Fund; A
Putnam Arizona Tax Exempt    7/15/93 Open/Bond    32.2   9.28
Income Fund; B
Putnam Arizona Tax Exempt    7/3/95  Open/Bond     0.5   9.31
Income Fund; M
Putnam American Government   3/1/85  Open/Bond 1,452.2   8.86
Income Fund; A
Putnam American Government   5/20/94 Open/Bond    41.0   8.83
Income Fund; B
Putnam American Government   2/14/95 Open/Bond     1.8   8.88
Income Fund; M
Putnam Asia Pacific Growth   2/20/91 Open/Equi   324.8   9.76
Fund; A                              ty
Putnam Asia Pacific Growth   6/1/93  Open/Equi   117.9   9.61
Fund; B                              ty
Putnam Asia Pacific Growth   2/1/95  Open/Equi     7.0   9.71
Fund; M                              ty
Putnam Asia Pacific II       3/23/98 Open/Equi     2.0   6.08
                                     ty
Putnam Asset Allocation:     2/7/94  Open/Bala   941.7  12.07
Balanced Portfolio; A                nced
Putnam Asset Allocation:     2/11/94 Open/Bala   532.9  12.01
Balanced Portfolio; B                nced
Putnam Asset Allocation:     9/1/94  Open/Bala    98.4  11.95
Balanced Portfolio; C                nced
Putnam Asset Allocation:     2/6/95  Open/Bala    58.8  12.06
Balanced Portfolio; M                nced
Putnam Asset Allocation:     7/14/94 Open/Bala   255.3  12.08
Balanced Portfolio; Y                nced
Putnam Asset Allocation :    2/7/94  Open/Bala   383.2  10.50
Conservative Portfolio; A            nced
Putnam Asset Allocation :    2/18/94 Open/Bala   164.8  10.47
Conservative Portfolio; B            nced
Putnam Asset Allocation :    9/1/94  Open/Bala    39.1  10.44
Conservative Portfolio; C            nced
Putnam Asset Allocation :    2/7/95  Open/Bala    18.8  10.47
Conservative Portfolio; M            nced
Putnam Asset Allocation :    7/14/94 Open/Bala    28.1  10.51
Conservative Portfolio; Y            nced
Putnam Asset Allocation:     2/8/94  Open/Bala   677.7  13.66
Growth Portfolio; A                  nced
Putnam Asset Allocation:     2/16/94 Open/Bala   439.8  13.49
Growth Portfolio; B                  nced
Putnam Asset Allocation:     9/1/94  Open/Bala   100.5  13.38
Growth Portfolio; C                  nced
Putnam Asset Allocation:     2/1/95  Open/Bala    53.4  13.50
Growth Portfolio; M                  nced
Putnam Asset Allocation:     7/14/94 Open/Bala   243.5  13.75
Growth Portfolio; Y                  nced
Putnam Balanced Retirement   4/19/85 Open/Bala   661.9  11.45
Fund; A                              nced
Putnam Balanced Retirement   2/1/94  Open/Bala   134.2  11.36
Fund; B                              nced
Putnam Balanced Retirement   3/17/95 Open/Bala    11.4  11.40
Fund; M                              nced
Putnam California Tax        4/29/83 Open/Bond 3,035.6   8.75
Exempt Income Fund; A
Putnam California Tax        1/4/93  Open/Bond   615.8   8.74
Exempt Income Fund; B
Putnam California Tax        2/14/95 Open/Bond    13.5   8.74
Exempt Income Fund; M
Putnam VT Asia Pacific       5/1/95  Open/Equi    92.5   7.75
Growth Fund; A                       ty
Putnam VT Asia Pacific       4/30/98 Open/Equi     0.0   7.75
Growth Fund; B                       ty
Putnam VT Diversified        9/15/93 Open/Bond   665.6  10.94
Income Fund; A
Putnam VT Diversified        4/6/98  Open/Bond     0.0  10.94
Income Fund; B
Putnam VT Global Growth      5/1/90  Open/Equi 1,907.6  18.89
Fund; A                              ty
Putnam VT Global Growth      4/30/98 Open/Equi     0.0  18.89
Fund; B                              ty
Putnam VT  Global Asset      2/1/88  Open/Bala 1,047.7  18.44
Allocation Fund; A                   nced
Putnam VT  Global Asset      4/30/98 Open/Bala     0.0  18.44
Allocation Fund; B                   nced
Putnam VT Growth and Income  2/1/88  Open/Bala 9,493.1  27.40
Fund; A                              nced
Putnam VT Growth and Income  4/6/98  Open/Bala     0.0  27.40
Fund; B                              nced
Putnam VT George Putnam; A   4/30/98 Open/Equi    17.0   9.97
                                     ty
Putnam VT George Putnam; B   4/30/98 Open/Equi     0.0   9.97
                                     ty
Putnam VT High Yield Fund;   2/1/88  Open/Bond 1,145.3  12.96
A
Putnam VT High Yield Fund;   4/30/98 Open/Bond     0.0  12.96
B
Putnam VT Health Sciences;   4/30/98 Open/Equi    29.8  10.07
A                                    ty
Putnam VT Health Sciences;   4/30/98 Open/Equi     0.0  10.07
B                                    ty
Putnam VT Money Market       2/1/88  Open/Bond   447.2   1.00
Fund; A
Putnam VT Money Market       4/30/98 Open/Bond     0.0   1.00
Fund; B
Putnam VT New Opportunities  5/2/94  Open/Equi 3,285.4  24.83
Fund; A                              ty
Putnam VT New Opportunities  4/30/98 Open/Equi     0.0  24.83
Fund; B                              ty
Putnam VT U.S. Government    2/1/88  Open/Bond   830.2  13.22
and High Quality Bond Fund;
A
Putnam VT U.S. Government    4/30/98 Open/Bond     0.0  13.22
and High Quality Bond Fund;
B
Putnam VT Utilities Growth   5/1/92  Open/Bala   884.9  16.45
and Income Fund; A                   nced
Putnam VT Utilities Growth   4/30/98 Open/Bala     0.0  16.45
and Income Fund; B                   nced
Putnam VT Voyager Fund; A    2/1/88  Open/Equi 5,457.7  43.16
                                     ty
Putnam VT Voyager Fund; B    4/30/98 Open/Equi     0.1  43.16
                                     ty
Putnam Capital Appreciation  8/5/93  Open/Equi 1,645.8  23.61
Fund; A                              ty
Putnam Capital Appreciation  11/2/94 Open/Equi 1,865.3  23.30
Fund; B                              ty
Putnam Capital Appreciation  1/22/96 Open/Equi   125.7  23.36
Fund; M                              ty
Putnam Capital               6/1/98  Open/Equi     2.7   8.59
Opportunities; A                     ty
Putnam Capital               6/29/98 Open/Equi     0.0   8.59
Opportunities; B                     ty
Putnam Capital               6/29/98 Open/Equi     0.0   8.59
Opportunities; M                     ty
Putnam Convertible Income-   6/29/72 Open/Bala 1,185.4  22.28
Growth Trust; A                      nced
Putnam Convertible Income-   7/15/93 Open/Bala   316.7  22.06
Growth Trust; B                      nced
Putnam Convertible Income-   3/13/95 Open/Bala    19.5  22.13
Growth Trust; M                      nced
Putnam Diversified Equity    7/1/94  Open/Equi   289.9  14.04
Trust; A                             ty
Putnam Diversified Equity    7/2/94  Open/Equi   365.8  13.90
Trust; B                             ty
Putnam Diversified Equity    7/3/95  Open/Equi    28.2  13.94
Trust; M                             ty
Putnam Diversified Income    10/3/88 Open/Bond 2,073.2  12.53
Trust; A
Putnam Diversified Income    3/1/93  Open/Bond 2,351.1  12.47
Trust; B
Putnam Diversified Income    12/1/94 Open/Bond 1,193.0  12.49
Trust; M
Putnam Diversified Income    7/11/96 Open/Bond    23.4  12.53
Trust ; Y
Putnam Equity Income Fund;   6/15/77 Open/Bala 1,059.9  16.82
A                                    nced
Putnam Equity Income Fund;   9/13/93 Open/Bala   608.0  16.73
B                                    nced
Putnam Equity Income Fund;   12/2/94 Open/Bala    57.9  16.75
M                                    nced
Putnam Europe Growth Fund;   9/7/90  Open/Equi   793.7  23.68
A                                    ty
Putnam Europe Growth Fund;   2/1/94  Open/Equi   631.5  23.11
B                                    ty
Putnam Europe Growth Fund;   12/1/94 Open/Equi    41.9  23.51
M                                    ty
Putnam Florida Tax Exempt    8/24/90 Open/Bond   236.7   9.43
Income Fund; A
Putnam Florida Tax Exempt    1/4/93  Open/Bond    71.8   9.42
Income Fund; B
Putnam Florida Tax Exempt    5/1/95  Open/Bond     1.2   9.42
Income Fund; M
Putnam High Quality Bond     6/2/86  Open/Bond   328.9  10.18
Fund; A
Putnam High Quality Bond     6/6/94  Open/Bond    17.6  10.14
Fund; B
Putnam High Quality Bond     4/12/95 Open/Bond     1.3  10.19
Fund; M
Putnam Global Governmental   6/1/87  Open/Bond   261.4  12.75
Income Trust; A
Putnam Global Governmental   2/1/94  Open/Bond    35.8  12.71
Income Trust; B
Putnam Global Governmental   3/17/95 Open/Bond   284.4  12.68
Income Trust; M
Putnam Global Growth Fund;   9/1/67  Open/Equi 3,114.1  11.99
A                                    ty
Putnam Global Growth Fund;   4/27/92 Open/Equi 1,970.2  11.56
B                                    ty
Putnam Global Growth Fund;   3/1/95  Open/Equi    53.8  11.89
M                                    ty
Putnam Global Growth Fund;   6/15/94 Open/Equi    64.4  12.18
Y                                    ty
Putnam Growth Fund           5/4/98  Open/Equi     2.1   8.82
                                     ty
Putnam Growth and Income     1/5/95  Open/Bala 1,232.1  14.70
Fund II; A                           nced
Putnam Growth and Income     1/5/95  Open/Bala 1,477.0  14.60
Fund II; B                           nced
Putnam Growth and Income     1/5/95  Open/Bala   170.8  14.64
Fund II; M                           nced
The Putnam Fund for Growth   11/6/57 Open/Bala 19,471.  21.22
and Income; A                        nced            3
The Putnam Fund for Growth   4/27/92 Open/Bala 16,619.  20.97
and Income; B                        nced            8
The Putnam Fund for Growth   5/1/95  Open/Bala   437.9  21.11
and Income; M                        nced
The Putnam Fund for Growth   6/15/94 Open/Bala   897.9  21.25
and Income; Y                        nced
Putnam High Yield Advantage  3/25/86 Open/Bond 1,558.7   9.90
Fund; A
Putnam High Yield Advantage  5/16/94 Open/Bond 1,313.1   9.86
Fund; B
Putnam High Yield Advantage  12/1/94 Open/Bond 1,665.2   9.89
Fund; M
Putnam High Yield Trust; A   2/14/78 Open/Bond 3,220.0  12.89
Putnam High Yield Trust; B   3/1/93  Open/Bond 1,201.5  12.84
Putnam High Yield Trust; M   7/3/95  Open/Bond    22.3  12.88
Putnam Health Sciences       5/28/82 Open/Equi 2,547.2  63.60
Trust; A                             ty
Putnam Health Sciences       3/1/93  Open/Equi 1,374.9  61.59
Trust; B                             ty
Putnam Health Sciences       7/3/95  Open/Equi    61.4  62.91
Trust; M                             ty
Putnam Income Fund; A        11/1/54 Open/Bond 1,404.0   7.13
Putnam Income Fund; B        3/1/93  Open/Bond   463.5   7.09
Putnam Income Fund; M       12/14/94 Open/Bond 1,245.9   7.09
Putnam Income Fund; Y        2/12/94 Open/Bond   240.6   7.13
Putnam Intermediate U.S.     2/16/93 Open/Bond   146.0   4.93
Government Income Fund; A
Putnam Intermediate U.S.     2/16/93 Open/Bond    78.6   4.94
Government Income Fund; B
Putnam Intermediate U.S.     4/3/95  Open/Bond     6.8   4.94
Government Income Fund; M
Putnam Intermediate U.S.     10/1/97 Open/Bond   110.1   4.93
Government Income Fund; Y
Putnam International New     1/3/95  Open/Equi   797.1  13.00
Opportunities Fund; A                ty
Putnam International New     7/21/95 Open/Equi 1,012.9  12.77
Opportunities Fund; B                ty
Putnam International New     7/21/95 Open/Equi    81.0  12.87
Opportunities Fund; M                ty
Putnam Investors Fund; A     12/1/25 Open/Equi 3,053.1  13.81
                                     ty
Putnam Investors Fund; B     3/1/93  Open/Equi   854.5  13.30
                                     ty
Putnam Investors Fund; M     12/2/94 Open/Equi    80.3  13.61
                                     ty
Putnam Investors Fund; Y    11/30/96 Open/Equi   189.2  13.83
                                     ty
Putnam Latin America         3/23/98 Open/Equi     1.7   6.67
                                     ty
Putnam Massachusetts Tax    10/23/89 Open/Bond   295.0   9.60
Exempt Income Fund; A
Putnam Massachusetts Tax     7/15/93 Open/Bond   108.1   9.59
Exempt Income Fund; B
Putnam Massachusetts Tax     5/12/95 Open/Bond     2.5   9.59
Exempt Income Fund; M
Putnam Michigan Tax Exempt  10/23/89 Open/Bond   145.7   9.34
Income Fund; A
Putnam Michigan Tax Exempt   7/15/93 Open/Bond    41.4   9.32
Income Fund; B
Putnam Michigan Tax Exempt   4/17/95 Open/Bond     1.7   9.33
Income Fund; M
Putnam Minnesota Tax Exempt 10/23/89 Open/Bond   103.8   9.20
Income Fund; A
Putnam Minnesota Tax Exempt  7/15/93 Open/Bond    44.6   9.17
Income Fund; B
Putnam Minnesota Tax Exempt  4/3/95  Open/Bond     1.5   9.20
Income Fund; M
Putnam Money Market Fund; A  10/1/76 Open/Bond 2,204.4   1.00
Putnam Money Market Fund; B  4/27/92 Open/Bond   482.5   1.00
Putnam Money Market Fund; M  12/8/94 Open/Bond    69.2   1.00
Putnam Municipal Income      5/22/89 Open/Bond   813.9   9.30
Fund; A
Putnam Municipal Income      1/4/93  Open/Bond   497.7   9.29
Fund; B
Putnam Municipal Income      12/1/94 Open/Bond    14.5   9.30
Fund; M
Putnam New Jersey Tax        2/20/90 Open/Bond   218.1   9.30
Exempt Income Fund; A
Putnam New Jersey Tax        1/4/93  Open/Bond    96.7   9.29
Exempt Income Fund; B
Putnam New Jersey Tax        5/1/95  Open/Bond     0.7   9.30
Exempt Income Fund; M
Putnam New York Tax Exempt   9/2/83  Open/Bond 1,655.7   8.99
Income Fund; A
Putnam New York Tax Exempt   1/4/93  Open/Bond   227.5   8.97
Income Fund; B
Putnam New York Tax Exempt   4/10/95 Open/Bond     2.2   8.99
Income Fund; M
Putnam New York Tax Exempt   11/7/90 Open/Bond   165.4   9.18
Opportunities Fund; A
Putnam New York Tax Exempt   2/1/94  Open/Bond    65.3   9.17
Opportunities Fund; B
Putnam New York Tax Exempt   2/10/95 Open/Bond     2.5   9.16
Opportunities Fund; M
Putnam Global Natural        7/24/80 Open/Equi   215.0  19.92
Resources Fund; A                    ty
Putnam Global Natural        2/1/94  Open/Equi   143.0  19.58
Resources Fund; B                    ty
Putnam Global Natural        7/3/95  Open/Equi     8.2  19.77
Resources Fund; M                    ty
Putnam New Opportunities     8/31/90 Open/Equi 10,188.  57.68
Fund; A                              ty              2
Putnam New Opportunities     3/1/93  Open/Equi 7,953.0  55.42
Fund; B                              ty
Putnam New Opportunities     12/1/94 Open/Equi   444.5  56.45
Fund; M                              ty
Putnam New Opportunities     7/19/94 Open/Equi   474.7  58.28
Fund; Y                              ty
Putnam Ohio Tax Exempt      10/23/89 Open/Bond   185.1   9.24
Income Fund; A
Putnam Ohio Tax Exempt       7/15/93 Open/Bond    53.8   9.23
Income Fund; B
Putnam Ohio Tax Exempt       4/3/95  Open/Bond     2.2   9.24
Income Fund; M
Putnam OTC & Emerging        11/1/82 Open/Equi 2,707.3  18.81
Growth Fund; A                       ty
Putnam OTC & Emerging        7/15/93 Open/Equi 1,346.1  18.02
Growth Fund; B                       ty
Putnam OTC & Emerging        12/2/94 Open/Equi   249.0  18.43
Growth Fund; M                       ty
Putnam OTC & Emerging        7/12/96 Open/Equi   109.8  18.92
Growth Fund; Y                       ty
Putnam International Growth  2/28/91 Open/Equi 1,836.0  20.00
Fund; A                              ty
Putnam International Growth  6/1/94  Open/Equi 1,224.1  19.63
Fund; B                              ty
Putnam International Growth  12/1/94 Open/Equi   140.2  19.85
Fund; M                              ty
Putnam International Growth  7/12/96 Open/Equi   151.1  20.05
Fund; Y                              ty
Putnam Pennsylvania Tax      7/21/89 Open/Bond   187.2   9.48
Exempt Income Fund; A
Putnam Pennsylvania Tax      7/15/93 Open/Bond    90.9   9.47
Exempt Income Fund; B
Putnam Pennsylvania Tax      7/3/95  Open/Bond     2.1   9.49
Exempt Income Fund; M
Putnam Preferred Income      1/4/84  Open/Bond   125.0   9.20
Fund; A
Putnam Preferred Income      4/20/95 Open/Bond    11.4   9.17
Fund; M
Putnam Tax - Free Income     9/20/93 Open/Bond   671.3  14.66
Trust
Tax - Free High Yield Fund;
A
Putnam Tax - Free Income     9/9/85  Open/Bond 1,330.7  14.68
Trust
Tax - Free High Yield Fund
B
Putnam Tax - Free Income    12/29/94 Open/Bond    18.7  14.66
Trust
Tax - Free High Yield Fund
M
Putnam Tax - Free Income     9/30/93 Open/Bond   228.2  15.43
Trust
Tax - Free Insured Fund; A
Putnam Tax - Free Income     9/9/85  Open/Bond   337.7  15.45
Trust
Tax - Free Insured Fund; B
Putnam Tax - Free Income     6/1/95  Open/Bond     1.8  15.43
Trust
Tax - Free Insured Fund; M
Putnam Tax Exempt Income    12/31/76 Open/Bond 2,000.5   9.21
Fund; A
Putnam Tax Exempt Income     1/4/93  Open/Bond   248.6   9.21
Fund; B
Putnam Tax Exempt Income     2/16/95 Open/Bond    10.1   9.23
Fund; M
Putnam Tax Exempt Money     10/26/87 Open/Bond    74.0   1.00
Market Fund
Putnam U.S. Government       2/8/84  Open/Bond 2,072.1  13.10
Income Trust; A
Putnam U.S. Government       4/27/92 Open/Bond 1,224.4  13.04
Income Trust; B
Putnam U.S. Government       2/6/95  Open/Bond   185.9  13.07
Income Trust; M
Putnam U.S. Government       4/11/94 Open/Bond     7.3  13.09
Income Trust; Y
Putnam Utilities Growth and 11/19/90 Open/Bala   726.1  13.24
Income Fund; A                       nced
Putnam Utilities Growth and  4/27/92 Open/Bala   756.7  13.17
Income Fund; B                       nced
Putnam Utilities Growth and  3/1/95  Open/Bala    15.5  13.22
Income Fund; M                       nced
Putnam Value Fund            5/4/98  Open/Equi     2.0   8.28
                                     ty
Putnam Vista Fund; A         6/3/68  Open/Equi 3,333.7  13.88
                                     ty
Putnam Vista Fund; B         3/1/93  Open/Equi 1,622.3  13.27
                                     ty
Putnam Vista Fund; M         12/1/94 Open/Equi   131.3  13.61
                                     ty
Putnam Vista Fund; Y         3/28/95 Open/Equi   294.0  14.03
                                     ty
Putnam Voyager Fund II; A    4/14/93 Open/Equi   673.6  22.32
                                     ty
Putnam Voyager Fund II; B    10/2/95 Open/Equi   632.3  21.86
                                     ty
Putnam Voyager Fund II; M    10/2/95 Open/Equi    74.8  22.04
                                     ty
Putnam Voyager Fund; A       4/1/96  Open/Equi 14,255.  22.25
                                     ty              5
Putnam Voyager Fund; B       4/27/92 Open/Equi 7,609.9  20.99
                                     ty
Putnam Voyager Fund; M       12/1/94 Open/Equi   333.3  21.82
                                     ty
Putnam Voyager Fund; Y       4/1/94  Open/Equi 1,532.4  22.56
                                     ty
Putnam California           11/27/92 Closed/Bo    71.6  15.54
Investment Grade Municipal           nd
Trust
Putnam Convertible           6/29/95 Closed/Bo   101.7  27.45
Opportunities and Income             nd
Trust
Putnam Dividend Income Fund  9/28/89 Closed/Bo   128.5  11.88
                                     nd
Putnam High Income           7/9/87  Closed/Bo   133.0   9.85
Convertible and Bond Fund            nd
Putnam Investment Grade     10/26/89 Closed/Bo   249.0  11.99
Municipal Trust; A                   nd
Putnam Investment Grade     11/27/92 Closed/Bo   190.9  14.29
Municipal Trust II; A                nd
Putnam Investment Grade     11/29/93 Closed/Bo    53.8  13.43
Municipal Trust III; A               nd
Putnam Managed High Yield    6/25/93 Closed/Bo   110.6  14.73
Trust                                nd
Putnam Managed Municipal     2/24/89 Closed/Bo   456.2   9.90
Income Trust; A                      nd
Putnam Master Income Trust  12/28/87 Closed/Bo   485.8   9.15
                                     nd
Putnam Master Intermediate   4/29/88 Closed/Bo   854.7   8.55
Income Trust                         nd
Putnam Municipal             5/28/93 Closed/Bo   229.2  14.19
Opportunities Trust                  nd
Putnam New York Investment  11/27/92 Closed/Bo    40.2  14.13
Grade Municipal Trust                nd
Putnam Premier Income Trust  2/29/88 Closed/Bo 1,226.4   8.74
                                     nd
Putnam Tax - Free Health     6/29/92 Closed/Bo   207.2  15.01
Care Fund                            nd
Putnam Growth                10/2/95 Open/Equi   240.3  16.86
Opportunities; A                     ty
Putnam Growth                8/1/97  Open/Equi   255.0  16.75
Opportunities; B                     ty
Putnam Growth                8/1/97  Open/Equi    22.0  16.79
Opportunities; M                     ty
Putnam Strategic Income      2/19/95 Open/Bond    61.4   8.53
Fund; A
Putnam Strategic Income      2/19/96 Open/Bond    92.0   8.53
Fund; B
Putnam Strategic Income      2/19/96 Open/Bond     8.1   8.52
Fund; M
Putnam High Yield Total      1/1/97  Open/Bond    36.7   8.83
Return Fund; A
Putnam High Yield Total      1/1/97  Open/Bond    43.3   8.73
Return Fund; B
Putnam High Yield Total      1/1/97  Open/Bond     3.3   8.74
Return Fund; M
Putnam VT International      1/1/97  Open/Bala   296.6  13.28
Growth and Income; A                 nced
Putnam VT International      4/6/98  Open/Bala     0.0  13.28
Growth and Income; B                 nced
Putnam VT International New  1/1/97  Open/Equi   131.3  11.56
Opportunities Fund; A                ty
Putnam VT International New  4/30/98 Open/Equi     0.0  11.56
Opportunities Fund; B                ty
Putnam VT International      1/1/97  Open/Equi   261.9  13.69
Growth Fund; A                       ty
Putnam VT International      4/30/98 Open/Equi     0.0  13.69
Growth Fund; B                       ty
Putnam VT Investors; A       4/30/98 Open/Equi    34.1  10.59
                                     ty
Putnam VT Investors; B       4/30/98 Open/Equi     0.0  10.59
                                     ty
Putnam Balanced Fund         10/2/95 Open/Bala     3.3  12.65
                                     nced
Putnam Emerging Markets      10/2/95 Open/Equi    40.1   8.05
Fund; A                              ty
Putnam Emerging Markets      10/2/95 Open/Equi    31.4   7.95
Fund; B                              ty
Putnam Emerging Markets      10/2/95 Open/Equi     3.0   7.98
Fund; M                              ty
Putnam California Tax       10/26/87 Open/Bond    29.7   1.00
Exempt Money Market Fund
Putnam High Yield Municipal  5/25/89 Closed/Bo   248.1   9.26
Trust; A                             nd
Putnam New York Tax Exempt  10/26/87 Open/Bond    37.8   1.00
Money Market Fund
Putnam International Growth  8/1/96  Open/Equi   409.3  12.25
and Income Fund;  A                  ty
Putnam International Growth  8/1/96  Open/Equi   414.3  12.18
and Income Fund;  B                  ty
Putnam International Growth  8/1/96  Open/Equi    38.9  12.22
and Income Fund;  M                  ty
Putnam Research Fund; A      10/2/95 Open/Equi    35.2  13.46
                                     ty
Putnam Research Fund;  B     6/15/98 Open/Equi    13.4  13.46
                                     ty
Putnam Research Fund;  M     6/15/98 Open/Equi     1.8  13.46
                                     ty
Putnam New Value Fund;  A    1/3/95  Open/Equi   454.5  14.70
                                     ty
Putnam New Value Fund;  B    2/26/96 Open/Equi   461.2  14.55
                                     ty
Putnam New Value Fund;  M    2/26/96 Open/Equi    48.3  14.61
                                     ty
Putnam Global Growth and     1/3/95  Open/Equi    22.5  13.31
Income Fund; A                       ty
Putnam Global Growth and     1/3/95  Open/Equi    17.3  13.27
Income Fund; B                       ty
Putnam Global Growth and     1/3/95  Open/Equi     1.7  13.29
Income Fund; M                       ty
Putnam International Fund   12/28/95 Open/Equi     4.3  11.14
                                     ty
Putnam Japan Fund           12/28/95 Open/Equi     2.2   4.83
                                     ty
Putnam International        12/28/95 Open/Equi    95.8  13.75
Voyager Fund;  A                     ty
Putnam International        10/30/96 Open/Equi    74.4  13.63
Voyager Fund;  B                     ty
Putnam International        10/30/96 Open/Equi     9.1  13.69
Voyager Fund;  M                     ty
Putnam VT New Value Fund; A  1/2/97  Open/Equi   246.7  11.91
                                     ty
Putnam VT New Value Fund; B  4/30/98 Open/Equi     0.0  11.91
                                     ty
Putnam VT Vista Fund; A      1/2/97  Open/Equi   256.8  14.40
                                     ty
Putnam VT Vista Fund; B      4/30/98 Open/Equi     0.0  14.40
                                     ty
Putnam VT OTC; A             5/4/98  Open/Equi     8.9  10.23
                                     ty
Putnam VT OTC; B             5/4/98  Open/Equi     0.0  10.23
                                     ty
Putnam Equity 98 Fund       12/30/97 Open/Equi     5.2  10.52
                                     ty
Putnam High Yield Fund II;  12/31/97 Open/Bond   238.1   8.90
A
Putnam High Yield Fund II;  12/31/97 Open/Bond   365.8   8.89
B
Putnam High Yield Fund II;  12/31/97 Open/Bond    19.0   8.89
M


                                            (5)  Miscellaneous
          There has been, or is, no litigation which had or is expected to have a material effect on the Fund and/or the
           Investment Management Company during the six months
                             before the filing of this report.

              III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND
        [Translation of Unaudited Semi-annual Accounts will be
                                                    attached.]


        IV.  OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT
                                            MANAGEMENT COMPANY
        [Translation of Unaudited Semi-annual Accounts will be
                                                    attached.]













        AMENDMENT TO SECURITIES REGISTRATION STATEMENT
















            PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST


      AMENDMENT TO THE SECURITIES REGISTRATION STATEMENT

To:  Minister of Finance

Filing Date:   July 31, 1998

Name of the Registrant Trust:           PUTNAM GLOBAL
                              GOVERNMENTAL INCOME TRUST

Name and Official Title of Trustees:         George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

(Seal)

                                                       Ken
                              Miura

                              Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377

                            - ii -



           Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM GLOBAL
                              GOVERNMENTAL INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of       Up to 71.89 million Class M
                              Shares
Foreign Investment Fund Securities           Up to the total
                              amount aggregating the
to be Publicly Offered or Sold:         amounts calculated by
                              multiplying the respective net
                              asset value per Class M Share by
                              the respective number of Class M
                              Shares in respect of 71.89
                              million Class M Shares
                                                       (The
                              Maximum amount expected to be
                              sold is 911.57 million U.S.
                              dollars (approximately Yen128.5
                              billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=Yen141.00 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on June 30, 1998.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M
     Share as of June 30, 1998 (U.S.$12.68) by 71.89 million
     Class M Shares for convenience.



    Places where a copy of this Amendment to the Securities
                         Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of pages of this Amendment to Securities
             Registration Statement in Japanese is
              2 including front and back pages.)


I.              Reason For Filing This Amendment To Securities
Registration Statement:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on May 15, 1998 due to the fact that the aforementioned Semi-annual Report was filed today.

     The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.             Contents of the Amendments:

Part II.   INFORMATION ON THE ISSUER (page 4 of the original
           Japanese SRS)

     The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual
     Report:

          Before amendment               After amendment
    [Original Japanese SRS]         [Aforementioned Semi-annual
                                  Report]
I.  Description of the Fund     I. Status of Investment
5.  Status of Investment           Portfolio of the Fund
    Portfolio
(A) Diversification of          (1 Diversification of
    Investment Portfolio        )  Investment Portfolio
                                  (the aforementioned
                                  Japanese Semi-annual
                                  Report, page 1)
(B) Results of Past Operations  (2 Results of Past Operations
                                )
    Record of Changes in Net       Record of Changes in Net
(1) Assets (Class M Shares)     a) Assets (Class M Shares)
    (Regarding the amounts as      (Ditto, page 2)
    at the end of each month       (Regarding the amounts as
    during one-year period         at the end of each month
    from, and including, the       during one-year period
    latest relevant date           from, and including, the
    appertaining to the filing     latest relevant date
    date of the original           appertaining to the filing
    Japanese SRS)                  date of the afore-mentioned
                                  Semi-annual Report)
    Record of Distributions        Record of Distributions
(2) Paid (Class M Shares)       b) Paid (Class M Shares)
    (Regarding the dividends       (Ditto, page 2 )
    paid at the end of each        (Regarding the dividends
    month up to the latest         paid at the end of each
    relevant date of the           month up to the latest
    original Japanese SRS)         relevant date of the afore-
                                   mentioned Semi-annual
                                   Report)
II. Outline of the Trust        II Outline of the Fund
                                .
1.  Trust                       1. Fundt
(E) Amount of Capital Share     (1 Amount of Capital Share
                                )  (Ditto, page 4)
(G) Information Concerning      (2 Information Concerning
    Major Shareholders          )  Major Shareholders (Ditto,
                                  page 4)
(H) Information Concerning      (3 Information Concerning
    Directors, Officers and     )  Directors, Officers and
    Employees                      Employees (Ditto, page4)
(I) Description of Business and (4 Description of Business and
    Outline of Operation        )  Outline of Operation
                                  (Ditto, page 6)
(J) Miscellaneous               (5 Miscellaneous(Ditto, page
                                )  6)
2.  Putnam Investment           2. Putnam Investment
    Management, Inc.               Management, Inc.
    (Investment Management         (Investment Management
    Company)                       Company)
(E) Amount of Capital Share     (1 Amount of Capital Share
                                )  (Ditto, page 6)
(G) Information Concerning      (2 Information Concerning
    Major Shareholders          )  Major Shareholders (Ditto,
                                  page 7)
(H) Information Concerning      (3 Information Concerning
    Officers and Employees      )  Officers and Employees
                                  (Ditto, page 7)
(I) Description of Business and (4 Description of Business and
    Outline of Operation        )  Outline of Operation
                                  (Ditto, page 17)
(J) Miscellaneous               (5 Miscellaneous(Ditto, page
                                )  38)
     With respect to Section IV the Financial Conditions of the Fund in the original SRS, Item III Financial Conditions of the Fund in the aforementioned Semi-annual Report (Ditto, from page 39 and 56) is added to the original SRS.

Part III. SPECIAL INFORMATION (page 136 of the original
Japanese SRS)

     With respect to Section II the Financial Conditions of the Investment Management Company in the original SRS,
     Item IV Financial Conditions of the Investment Management Company in the aforementioned Semi-annual Report (Ditto, page 57 and 58) is added to the original SRS.